                                  ARMADA FUNDS

                       SUPPLEMENT DATED DECEMBER 1, 2000
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

     - The Statement of Additional Information is amended by inserting the following sentence after the first sentence under the heading "ARMADA GOVERNMENT MONEY MARKET FUND" on page 16:

       The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.

     - The Statement of Additional Information is amended by inserting the following sentence after the first sentence under the heading "ARMADA TREASURY MONEY MARKET FUND" on page 18:

       The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.

     - The Statement of Additional Information is amended by deleting the two paragraphs under the heading "ARMADA TREASURY PLUS MONEY MARKET FUND" on page 18 and replacing them with the following:

       The Fund seeks to achieve its investment objective by investing exclusively in direct obligations of the U.S. Treasury, such as Treasury bills and notes, repurchase agreements related to such securities, and investment companies that invest exclusively in such obligations. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities. The Fund is currently rated by S&P and Moody's.

     - The Statement of Additional Information is amended by the deletion of investment limitation numbered 3 on page 64 under the section entitled, "INVESTMENT LIMITATIONS" and replaced with the following information:

       3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-005-0100

                                  ARMADA FUNDS

                               MONEY MARKET FUNDS
                        CLASS A, B AND C SHARES (RETAIL)

                       SUPPLEMENT DATED DECEMBER 1, 2000
 TO THE PROSPECTUS DATED OCTOBER 2, 2000 REPLACING SUPPLEMENT DATED OCTOBER 5,
                                      2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective October 16, 2000, Shareholder Servicing Fees for the Government Money Market Fund -- A Shares, Money Market Fund -- A and B Shares, Treasury Money Market Fund -- A Shares and Treasury Plus Money Market Fund -- A Shares increased from 0.15% to 0.25% of the net asset value of the respective Shares of the Funds. The Prospectus is amended as follows to reflect these changes:

     - Delete the fees and expenses tables on pages 16, 17 and 18 and replace them with the following information:

                  SHAREHOLDER FEES                        GOVERNMENT
        (PAID DIRECTLY FROM YOUR INVESTMENT)           MONEY MARKET FUND         MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------
                                                            CLASS A        CLASS A   CLASS B(7)   CLASS C
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
  percentage of offering price)                               None           None        None       None
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage
  of net asset value)                                         None           None        5.00%(1)   1.00%(2)
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and other Distributions (as a percentage
  of offering price)                                          None           None        None       None
---------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,
  if applicable)                                              None           None        None       None
---------------------------------------------------------------------------------------------------------
Exchange Fee                                                  None           None        None       None
---------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Investment Advisory Fees                                      0.35%          0.35%       0.35%      0.35%
---------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                         0.10%          0.10%       1.00%(3)   1.00%(3)
---------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                    0.25%(3)       0.25%(3)       --        --
---------------------------------------------------------------------------------------------------------
Other Expenses                                                0.10%          0.11%       0.11%      0.11%
---------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          0.80%(4)       0.81%(5)     1.46%(5)   1.46%(5)

                                                              OHIO MUNICIPAL    PENNSYLVANIA TAX
                                                               MONEY MARKET       EXEMPT MONEY
                      SHAREHOLDER FEES                             FUND           MARKET FUND
            (PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS A            CLASS A
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
  percentage of offering price)                                    None               None
------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage of net
  asset value)                                                     None               None
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and other Distributions (as a percentage of offering
  price)                                                           None               None
------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                      None               None
------------------------------------------------------------------------------------------------
Exchange Fee                                                       None               None
------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
Investment Advisory Fees                                           0.35%              0.40%
------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                              0.10%              0.10%
------------------------------------------------------------------------------------------------
Shareholder Servicing Fees(3)                                      0.25%              0.25%
------------------------------------------------------------------------------------------------
Other Expenses                                                     0.06%              0.04%
------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               0.76%(4)           0.79%(4)

                                                           TAX EXEMPT    TREASURY MONEY    TREASURY
                                                          MONEY MARKET       MARKET          PLUS
                    SHAREHOLDER FEES                          FUND            FUND        MARKET FUND
          (PAID DIRECTLY FROM YOUR INVESTMENT)              CLASS A         CLASS A         CLASS A
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
  percentage of offering price)                               None            None           None
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage of
  net asset value)                                            None            None           None
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and other Distributions (as a percentage of
  offering price)                                             None            None           None
-----------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                 None            None           None
-----------------------------------------------------------------------------------------------------
Exchange Fee                                                  None            None           None
-----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Investment Advisory Fees                                      0.35%           0.30%          0.30%
-----------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                         0.10%           0.10%          0.10%
-----------------------------------------------------------------------------------------------------
Shareholder Servicing Fees(3)                                 0.25%           0.25%          0.25%
-----------------------------------------------------------------------------------------------------
Other Expenses                                                0.03%           0.13%          0.16%
-----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          0.73%(4)        0.78%(4)       0.81%(5)

- Delete footnotes 3, 4, 5 and 6 on page 19 referring to the fees and expenses tables on pages 16, 17 and 18, in the section entitled "FUND FEES AND EXPENSES" and replace them with the following information:

     (3) The Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares. Shareholder servicing fees paid by Class B and Class C Shares are included in "Distribution and Service (12b-1) Fees" in the tables above and reflect payment of up to 0.25% of the net asset value of Class B Shares and Class C Shares of the Money Market Fund for such services. For further information concerning these plans, see "Shareholder Services Plans" in the Statement of Additional Information.

     (4) Each of these Funds' total actual annual operating expenses for Class A Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses for Class A Shares at a specified level. With these fee waivers, each Fund's actual total operating expenses for Class A Shares were:

Armada Government Money Market Fund                             0.54%
Armada Ohio Municipal Money Market Fund                         0.50%
Armada Pennsylvania Tax Exempt Money Market Fund                0.48%
Armada Tax Exempt Money Market Fund                             0.47%
Armada Treasury Money Market Fund                               0.57%

    The Adviser and Distributor each expects to continue to waive a portion of their fees so that total operating expenses for Class A Shares for the current fiscal year are expected to be as follows. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

Armada Government Money Market Fund                             0.65%
Armada Ohio Municipal Money Market Fund                         0.51%
Armada Pennsylvania Tax Exempt Money Market Fund                0.49%
Armada Tax Exempt Money Market Fund                             0.48%
Armada Treasury Money Market Fund                               0.68%

     (5) The Money Market Fund's total actual annual operating expenses for Class A and Class B Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, the Fund's actual total operating expenses were, for Class A and Class B Shares, 0.55% and 1.26%, respectively. The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A, Class B and Class C Shares for the current fiscal year are expected to be 0.66%, 1.36% and 1.36% (estimated), respectively. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

     (6) The Distributor expects to waive fees for the Treasury Plus Money Market Fund so that total operating expenses for Class A shares for the current fiscal year will be 0.76%. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time.

- Delete the Examples table on page 20 and replace it with the following information:

-----------------------------------------------------------------------------------------------------
                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
  Class A Shares                                              $ 82      $255       $444       $  990
-----------------------------------------------------------------------------------------------------
MONEY MARKET FUND
  Class A Shares                                              $ 83      $259       $450       $1,002
  Class B Shares(1)                                           $649      $862       $997       $1,568
  Class B Shares(2)                                           $149      $462       $797       $1,568
  Class C Shares(1)                                           $249      $462       $797       $1,746
  Class C Shares(2)                                           $149      $462       $797       $1,746
-----------------------------------------------------------------------------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
  Class A Shares                                              $ 78      $243       $422       $  942
-----------------------------------------------------------------------------------------------------
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
  Class A Shares                                              $ 81      $252       $439       $  978
-----------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND
  Class A Shares                                              $ 75      $233       $406       $  906
-----------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
  Class A Shares                                              $ 80      $249       $433       $  966
-----------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
  Class A Shares                                              $ 83      $259       $450       $1,002
-----------------------------------------------------------------------------------------------------

(1)  If you sell your shares at the end of the period.

(2)  If you do not sell your shares at the end of the period.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ARM-SU-004-0100